9. Convertible Note Payable (Details - Allocation of cash proceeds) (Sept 2020) - USD ($)	Sep. 30, 2020	Mar. 31, 2020	Aug. 04, 2019	Mar. 10, 2019
Compound embedded deriviative	$ 221,156	$ 178,692
Convertible notes payable	654,344	546,808
Original issue discount	34,500	28,500
Face Value	910,000
Convertible Note 1 [Member]
Compound embedded deriviative	26,395	26,395
Convertible notes payable	48,605	48,605
Original issue discount	7,000	7,000	$ 34,500	$ 28,500
Face Value	82,000
Convertible Note 2 [Member]
Compound embedded deriviative	68,030	68,030
Convertible notes payable	133,970	133,970
Original issue discount	6,000	6,000
Face Value	208,000
Convertible Note 3 [Member]
Compound embedded deriviative	15,893	15,893
Convertible notes payable	44,107	44,107
Original issue discount	2,000	2,000
Face Value	62,000
Convertible Note 4 [Member]
Compound embedded deriviative	10,812	10,812
Convertible notes payable	49,188	49,188
Original issue discount	2,000	2,000
Face Value	62,000
Convertible Note 5 [Member]
Compound embedded deriviative	25,834	25,834
Convertible notes payable	152,666	152,666
Original issue discount	5,500	5,500
Face Value	184,000
Convertible Note 6 [Member]
Compound embedded deriviative	14,095	14,095
Convertible notes payable	60,905	60,905
Original issue discount	3,000	3,000
Face Value	78,000
Convertible Note 7 [Member]
Compound embedded deriviative	17,636	17,633
Convertible notes payable	57,364	57,367
Original issue discount	3,000	$ 3,000
Face Value	78,000
Convertible Note 8 [Member]
Compound embedded deriviative	42,463
Convertible notes payable	107,537
Original issue discount	6,000
Face Value	$ 156,000